Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies (Textual)
Description of translated exchange rate	The consolidated financial statements as of June 30, 2020 and for the six months then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of June 30, 2020 (U.S. $1.00 = NIS 3.466). The translation was made solely for convenience purposes.